Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2021
Entity Registrant Name	MFS SERIES TRUST III
Entity Central Index Key	0000225604
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 01, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	May 28, 2021
MFS High Income Fund | A
Prospectus:
Trading Symbol	MHITX
MFS High Income Fund | R4
Prospectus:
Trading Symbol	MHIJX
MFS High Income Fund | 529A
Prospectus:
Trading Symbol	EAHIX
MFS High Income Fund | 529B
Prospectus:
Trading Symbol	EMHBX
MFS High Income Fund | 529C
Prospectus:
Trading Symbol	EMHCX
MFS High Income Fund | B
Prospectus:
Trading Symbol	MHIBX
MFS High Income Fund | C
Prospectus:
Trading Symbol	MHICX
MFS High Income Fund | I
Prospectus:
Trading Symbol	MHIIX
MFS High Income Fund | R1
Prospectus:
Trading Symbol	MHIGX
MFS High Income Fund | R2
Prospectus:
Trading Symbol	MIHRX
MFS High Income Fund | R3
Prospectus:
Trading Symbol	MHIHX
MFS High Income Fund | R6
Prospectus:
Trading Symbol	MHIKX